SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENT [Abstract]
SHARE-BASED PAYMENT
NOTE 11:-	SHARE-BASED PAYMENT

a.
On November 23, 2014, the Company’s Board of Directors approved, subject to the approval of the shareholders, the creation of a new class of shares of the Company, Ordinary C shares, nominal value NIS 0.01 each and to classify 1,500,000 ordinary shares for such class, 1,152,044 out of which for allocation to the Company’s employees under the new amended 2014 Israel Share Option Plan (“2014 Plan”). The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which the options are exercised. The options vest primarily over three years. Any options, which are forfeited or not exercised before expiration, become available for future grants.

There are no cash settlement alternatives. On December 29, 2014, the Company’s shareholders meeting ratified and approved the aforesaid decisions.

On January 23, 2017 the Company’s Board of Directors approved the Company’s 2017 Share Incentive Plan (the “2017 Plan”), and the subsequent grant of options to the Company’s employees, officers and directors. Pursuant to the Plan, the Company initially reserved for issuance 312,867 ordinary shares, nominal value NIS 0.01 each. Contemporaneously, the Company’s Board of Directors approved the termination of the Company’s 2014 Plan and the extension of the exercise period of the outstanding options to Ordinary C shares to expire on January 2020 instead of January 2018. There was no material impact on the financial statements, with respect to the Company’s 2014 plan extension. On February 28, 2017 the Company’s shareholders approved the 2017 Plan.

On June 26, 2017 and on December 28, 2017 the Company’s Board of Directors approved the reservation of additional 463,384 and 559,764 ordinary shares, respectively, for issuance under the 2017 Plan (totaling, including previous plans, an aggregate of 1,338,015 ordinary shares).

The Company estimates the fair value of stock options granted using the Binominal option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan for years 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	93%-95%	89%-94%	71%-94%
Risk-free interest rate (%)	2.63-2.88	1.76-2.4	0.3
Share price	$8.00	$5.00	$13.4

Based on the above inputs, the fair value of the options was determined at $3.64-$5.85 at the grant date.

b.	Movement during the year:

	2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD

Outstanding at beginning of year	2,467,023	2.28	1,129,008	0.25
Granted during the year	751,977	5.60	1,338,015	3.99
Expired during the period	2,000	6.00	-	-
Exercised during the period	9,692	0.25	-	-
Forfeited during the year	9,692	0.25	-	-

Share options outstanding at end of year	3,197,616	3.07	2,467,023	2.28
Share options exercisable at end of year	1,705,256	1.21	1,379,075	0.60

c.	As of December 31, 2018, there are $4,103 of total unrecognized company cost related to non-vested share based compensation that are expected to be recognized over a period of up to 4 years.